UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21217

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund II

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 164.7%

Security	Principal Amount (000’s omitted)	Value
Education — 10.5%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$395	$444,541
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	180,067
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	79,033
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	408,283
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	967,644
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	134,423
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	365,521
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	233,407
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	161,368
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	459,169
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	478,371
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	503,937
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	165	179,944
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	550	600,083

		$5,195,791

Electric Utilities — 5.9%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$786,191
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	470,560
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	140,047
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,097,090
Vernon, Electric System Revenue, 5.125%, 8/1/21	405	435,108

		$2,928,996

Escrowed/Prerefunded — 14.6%
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	$1,370	$1,470,174
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	1,200	1,284,996
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	1,400	1,528,590
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	720	822,334
San Diego Community College District, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	455	519,669
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/27	350	415,723
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/28	590	700,790
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	285	310,813
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	170	181,633

		$7,234,722

Security	Principal Amount (000’s omitted)	Value
General Obligations — 29.3%
California, 5.00%, 10/1/31	$565	$654,044
California, 5.50%, 11/1/35	1,300	1,463,488
Montebello Unified School District, (Election of 2016), 5.00%, 8/1/41	1,000	1,128,180
Mountain View Whisman School District, (Election of 2012), 4.00%, 9/1/42(1)	2,000	2,063,100
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	2,027,359
San Bernardino Community College District, 4.00%, 8/1/30	1,510	1,595,904
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	459,114
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	335	390,771
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	580	674,343
Southwestern Community College District, 5.00%, 8/1/28	1,325	1,594,187
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	1,125	1,264,972
Ventura County Community College District, 5.00%, 8/1/29	1,000	1,158,070

		$14,473,532

Hospital — 10.7%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	$775	$898,101
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	335	371,974
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	524,462
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	854,062
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	600	673,050
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	280	310,593
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,096,500
Washington Township Health Care District, 5.00%, 7/1/32	555	560,639

		$5,289,381

Insured – Electric Utilities — 3.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,035	$1,078,480
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	610	644,685

		$1,723,165

Insured – Escrowed/Prerefunded — 28.0%
Antelope Valley Community College District, (Election of 2004), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/39	$725	$743,604
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	1,150	1,441,421
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	525	658,040
Carlsbad Unified School District, (Election of 2006), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/32	1,500	1,538,400
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,929,430
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), Prerefunded to 6/1/17, 5.00%, 6/1/32	100	101,748
Orange County Water District, Certificates of Participation, (NPFG), Prerefunded to 8/15/32, 5.00%, 8/15/34	395	486,411
Palm Springs Unified School District, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	1,250	1,363,937
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	1,040	1,065,168

Security	Principal Amount (000’s omitted)	Value
Sacramento Municipal Utility District, (AGM), Prerefunded to 8/15/18, 5.00%, 8/15/27	$390	$414,184
San Diego County Water Authority, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	1,750	1,840,580
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), Prerefunded to 4/1/17, 5.00%, 4/1/32	1,225	1,237,997

		$13,820,920

Insured – General Obligations — 13.4%
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	$7,125	$2,458,838
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	2,525	778,735
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	575	576,190
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	2,784,736

		$6,598,499

Insured – Hospital — 3.7%
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	$1,750	$1,825,425

		$1,825,425

Insured – Special Tax Revenue — 7.4%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$1,535	$1,544,348
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	533,529
Successor Agency to Hawthorne Community Redevelopment Agency, (AGM), 5.00%, 9/1/34	1,400	1,580,362

		$3,658,239

Insured – Transportation — 5.5%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,369,629
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	331,818

		$2,701,447

Insured – Water and Sewer — 0.9%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$445	$469,706

		$469,706

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$480	$534,523

		$534,523

Special Tax Revenue — 7.2%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,560,954
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,424,371
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/29	500	572,335

		$3,557,660

Transportation — 11.5%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,190	$1,293,875
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	597,105
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	1,060	1,156,704
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,415,975
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	687,470
San Jose, Airport Revenue, 5.00%, 3/1/20	500	547,560

		$5,698,689

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 11.5%
Metropolitan Water District of Southern California, 5.00%, 1/1/39	$1,050	$1,116,665
Rancho California Water District Financing Authority, 5.00%, 8/1/46(1)	2,000	2,293,340
San Diego Public Facilities Financing Authority, Sewer Revenue, 5.00%, 5/15/38	2,000	2,296,500

		$5,706,505

Total Tax-Exempt Investments — 164.7% (identified cost $76,657,695)		$81,417,200

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (1.8)%		$(900,093)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (50.2)%		$(24,800,000)

Other Assets, Less Liabilities — (12.7)%		$(6,295,190)

Net Assets Applicable to Common Shares — 100.0%		$49,421,917

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2016, 37.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 17.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $361,704.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	15	Short	Mar-17	$(1,873,205)	$(1,864,219)	$8,986
U.S. Long Treasury Bond	15	Short	Mar-17	(2,281,490)	(2,259,844)	21,646

						$30,632

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $30,632.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$69,165,209

Gross unrealized appreciation	$5,476,558
Gross unrealized depreciation	(474,567)

Net unrealized appreciation	$5,001,991

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$81,417,200	$—	$81,417,200
Total Investments	$—	$81,417,200	$—	$81,417,200
Futures Contracts	$30,632	$—	$—	$30,632
Total	$30,632	$81,417,200	$—	$81,447,832

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017